CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Nov. 11, 2022	Dec. 31, 2021
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000		1,000,000
Preferred shares, shares issued	0	0		0
Preferred shares, shares outstanding	0	0		0
Common share at redemption value			$ 10.42
Class A Common Stock
Common stock par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, shares authorized	100,000,000	100,000,000		100,000,000
Common Stock, shares outstanding	3,316,819	585,275
Class A Common Stock subject to possible redemption
Common Stock, shares outstanding	4,838,792	11,500,000
Common share at redemption value	$ 10.74	$ 10.53		$ 10.20
Common Stock, subject to possible redemption	2,731,544	2,731,544		11,500,000
Class A Common Stock not subject to possible redemption
Common Stock, shares issued	585,275	585,275		585,275
Common Stock, shares outstanding	585,275	585,275		585,275
Class B Common Stock
Common stock par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, shares authorized	10,000,000	10,000,000		10,000,000
Common Stock, shares issued	4,253,517	4,253,517		2,875,000
Common Stock, shares outstanding	4,253,517	4,253,517		2,875,000